Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended								5 Months Ended		12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2013		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Numerator:
Net income attributable to NRG Yield, Inc.		$ (13)	$ 33	$ 32	$ 5	$ 11	$ 17	$ 10	$ (5)			$ 57	[1]	$ 33	[1]	$ 16	[1]
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings Per Share, Diluted		$ (0.14)	$ 0.30	$ 0.29	$ 0.05
Weighted Average Number of Shares Outstanding, Diluted		35	49	49	35
Numerator:
Net income attributable to NRG Yield, Inc.										$ 8	[2]	$ 20		$ 14
Denominator:
Weighted average number of common shares outstanding — basic and diluted						35	35	35	35			35	[1]	35	[1]	28	[1]
Basic and diluted loss per share:
Earnings per weighted average common share — basic and diluted	[1],[2]											$ 0.58		$ 0.40		$ 0.30
Common Class C [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings Per Share, Diluted		$ (0.14)	$ 0.32	$ 0.31	$ 0.05
Weighted Average Number of Shares Outstanding, Diluted		63	73	73	63
Numerator:
Net income attributable to NRG Yield, Inc.										$ 8	[2]	$ 37		$ 19
Denominator:
Weighted average number of common shares outstanding — basic and diluted						63	63	35	35			63	[1]	49	[1]	28	[1]
Basic and diluted loss per share:
Earnings per weighted average common share — basic and diluted	[2]									$ 0.30
3.5% Convertible Notes due 2019 [Member] | Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount												15		15		12
3.25% Convertible Notes due 2020 [Member] | Common Class C [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount												10		5		0

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	Net income attributable to NRG Yield, Inc. and basic and diluted earnings per share might not recalculate due to presenting values in millions rather than whole dollars.